Cash and Cash Equivalents	6 Months Ended
Jun. 30, 2019
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Cash and Cash Equivalents

NOTE 12 - CASH AND CASH EQUIVALENTS

	At June 30,	At December 31,
(in millions of Euros)	2019	2018
Cash in bank and on hand	213	164

Total Cash and cash equivalents	213	164

At June 30, 2019, cash in bank and on hand includes a total of €21 million held by subsidiaries that operate in countries where capital control restrictions prevent the balances from being immediately available for general use by the other entities within the Group (€18 million at December 31, 2018).